Mergers and Acquisitions (Components of Purchase Consideration) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 08, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Cost basis		$ 2.6	$ 2.6
Gain recognized on Starz available-for-sale securities		0.0	20.4	$ 0.0
Dissenting shareholders' liability		$ 0.0	812.9
Starz
Business Acquisition [Line Items]
Cost basis	$ 158.9
Gain recognized on Starz available-for-sale securities			$ 20.4
Market value, as of December 8, 2016, of Starz Series A and Series B common stock already owned by Lionsgate	179.3
Cash consideration paid to Starz stockholders	1,176.1
Fair value of Lionsgate voting and non-voting shares issued to Starz's stockholders	1,327.7
Replacement of Starz share-based payment awards	186.5
Total purchase consideration	3,666.9
Replacement of Starz share-based payment awards, unvested	43.3
Starz Series A Common Stock | Starz
Business Acquisition [Line Items]
Cash consideration paid to Starz stockholders	$ 1,123.3
Cash to be paid per outstanding share (in usd per share)	$ 18.00
Starz Series A Common Stock | Starz | Class B Non-Voting Common Shares
Business Acquisition [Line Items]
Fair value of Lionsgate voting and non-voting shares issued to Starz's stockholders	$ 1,088.0
Stock conversion ratio	0.6784
Starz Series B Common Stock | Starz
Business Acquisition [Line Items]
Cash consideration paid to Starz stockholders	$ 52.8
Cash to be paid per outstanding share (in usd per share)	$ 7.26
Starz Series B Common Stock | Starz | Class B Non-Voting Common Shares
Business Acquisition [Line Items]
Fair value of Lionsgate voting and non-voting shares issued to Starz's stockholders	$ 118.1
Stock conversion ratio	0.6321
Starz Series B Common Stock | Starz | Class A Voting Common Shares
Business Acquisition [Line Items]
Fair value of Lionsgate voting and non-voting shares issued to Starz's stockholders	$ 121.6
Stock conversion ratio	0.6321
Starz Dissenting Shareholders | Starz
Business Acquisition [Line Items]
Dissenting shareholders' liability	$ 797.3